Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 300,811,000		$ 349,171,000
Loans, net of unearned income	17,686,502,000	[1]	16,230,166,000	$ 15,389,074,000
Allowance for loan losses	210,242,000		232,448,000	$ 253,809,000	$ 276,963,000
Total net loans	17,476,260,000		15,997,718,000
Other assets	1,438,790,000		1,385,572,000
Total assets	26,195,136,000		25,668,187,000
Liabilities:
Term borrowings	1,315,176,000		1,880,105,000
Other liabilities	635,306,000		649,359,000
Total liabilities	23,555,550,000		23,086,597,000
On Balance Sheet Consumer Loan Securitizations [Member]
Assets:
Cash and due from banks	1,406,000		182,000
Loans, net of unearned income	52,829,000		76,772,000
Allowance for loan losses	0		827,000
Total net loans	52,829,000		75,945,000
Other assets	86,000		436,000
Total assets	54,321,000		76,563,000
Liabilities:
Term borrowings	41,100,000		65,612,000
Other liabilities	5,000		4,000
Total liabilities	41,105,000		65,616,000
Rabbi Trusts Used For Deferred Compensation Plans [Member]
Assets:
Other assets	69,811,000		67,117,000
Total assets	69,811,000		67,117,000
Liabilities:
Other liabilities	51,251,000		50,825,000
Total liabilities	$ 51,251,000		$ 50,825,000

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.